INCOME TAXES - Provision (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
Canada	CAD 44	CAD 103	CAD 27
Foreign	92	42	16
Total	136	145	43
Deferred
Canada	33	309	245
Foreign	(135)	377	323
Total	(102)	686	568
Total Income Tax Expense/(Recovery)	CAD 34	CAD 831	CAD 611